Income Taxes - Summary of Uncertain Tax Positions Reported in Other Noncurrent Liabilities (Detail) - Predecessor - USD ($) $ in Millions	1 Months Ended		9 Months Ended	12 Months Ended
	Jul. 31, 2016	Jun. 30, 2015	Oct. 02, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
Settlements with taxing authorities	$ (1)	$ (22)
Other Noncurrent Liabilities [Member]
Income Tax [Line Items]
Balance at beginning of period, excluding interest and penalties			$ 36	$ 65	$ 184
Additions based on tax positions related to prior years					55
Reductions based on tax positions related to prior years			(1)	(11)	(155)
Additions based on tax positions related to the current year			0	0	0
Settlements with taxing authorities			$ (35)	(18)	(19)
Balance at end of period, excluding interest and penalties				$ 36	$ 65